Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
Schedule of Leases

Amount
$

Balance – January 1, 2020 (recast – note 2)	1,005

Additions	116

Repayment of lease obligation	(188)

Accreted interest	108

Currency translation adjustment	21

Balance – December 31, 2020 (recast – note 2)	1,062

Additions and valuation adjustments	701

Repayment of lease obligation	(260)

Accreted interest	146

Currency translation adjustment	3

Balance – December 31, 2021	1,652

Less: Current portion	(265)

Non-current portion	1,387